Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Recognized Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities at 31 December 2019 and 2018 are attributable to the following:

	Assets		Liabilities		Net
	2019	2018	2019	2018	2019	2018
Property, plant and equipment and intangible assets	145,242	106,128	(1,915,567)	(936,167)	(1,770,325)	(830,039)
Investment	32,926	32,926	—	—	32,926	32,926
Derivative instruments	24,303	15,380	(349,797)	(429,162)	(325,494)	(413,782)
Reserve for employee termination benefits and provisions	167,589	155,132	(36,289)	(45,581)	131,300	109,551
Tax losses carried forward	258,040	224,179	—	—	258,040	224,179
Tax allowances	59,176	20,554	—	—	59,176	20,554
Other assets and liabilities (*)	668,327	248,251	(30,238)	(101,268)	638,089	146,983

Deferred tax assets/(liabilities)	1,355,603	802,550	(2,331,891)	(1,512,178)	(976,288)	(709,628)

Offsetting	(1,166,261)	(649,818)	1,166,261	649,818	—	—

Net deferred tax assets/(liabilities)	189,342	152,732	(1,165,630)	(862,360)	(976,288)	(709,628)

(*)	Mainly comprises of loans, bonds, prepaid expenses and lease liabilities deferred tax assets.

Summary of Movement in Temporary Differences
Movement in deferred tax assets/ (liabilities) for the years ended 31 December 2019 and 2018 were as follows:

	2019	2018
Opening balance	(709,628)	(555,062)
IFRS 9 and 15 effects	—	(141,213)
Income statement charge	(215,121)	159,472
Tax charge relating to components of other comprehensive income	(48,723)	(157,203)
Prior year corporate tax base differences	—	(8,608)
Exchange differences	(2,816)	(7,014)

Closing balance, net	(976,288)	(709,628)

Summary of Expiration of Unrecognized Tax Losses
Unused tax losses will expire at the following dates:

Expiration Date	Amount
2020	297
2021	220,895
2022	135,055
2023	204,933
2024	346,592
2025	1,201,315
2026	51,353
2027	579,546
2028	169,906
Indefinite	3,678,831

Total	6,588,723